Equity - Movement of equity reserves (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity
Opening balance	$ 113,903,089	$ 90,583,772
Dividends declared	(271,709)
Closing balance	101,924,635	102,689,797
Equity reserves
Equity
Opening balance	8,898,633	10,624,229
Release of reserves	(2,491,377)	(5,886,441)
Appropriation of reserves	11,515,469	11,068,450
Dividends declared		(6,907,605)
Closing balance	$ 17,922,725	$ 8,898,633